Long-term Investments	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Long-term Investments
8.     LONG-TERM INVESTMENTS
The Company’s long-term investments consists of:
Equity investments without readily determinable fair value
Equity investments without readily determinable fair value were accounted as cost method investments prior to adopting ASC 321. As of December 31, 2018, the carrying amount of the Company’s cost method equity investments without readily determinable fair value was RMB100,000,000. In accordance with ASC 321, the Company elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. As of December 31, 2019, the carrying amount of the Company’s equity investments measured at fair value using the measurement alternative was RMB547,888,818 (US$78,699,304), net of RMB nil (US$ nil) in accumulated impairment. No impairment loss had been recognized during the years ended December 31, 2017, 2018 and 2019. During the year ended December 31, 2019, certain equity investments were remeasured based on observable price changes in orderly transactions for an identical or similar investment of the same issuer, the aggregate carrying amount of these investments was RMB
547,888,818
 (US$78,699,304) as of December 31, 2019.
Total unrealized and realized gains and losses of equity securities without readily determinable fair values in 2019 were as follows:

	For the year ended December 31, 2019
	RMB	US$
Gross unrealized gains (upward adjustments)	41,581,818	5,972,854
Gross unrealized losses (downward adjustments excluding impairment)	—	—

Net unrealized gains and losses on equity securities held	41,581,818	5,972,854
Net realized gains on equity securities sold	—	—

Total net gains recognized in other income, net	41,581,818	5,972,854

Available-for-sale
debt securities
The carrying amount of the Company’s
available-for-sale
debt securities was RMB50,564,859 and RMB
 nil
(US$ nil) as of December 31, 2018 and 2019, respectively. The unrealized loss for available-for-sale
debt securities was RMB531,598 for the year ended December 31, 2017. The unrealized gain for available-for-sale
debt securities was RMB564,859 and RMB
 nil
(US$ nil) for the years ended December 31, 2018 and 2019. No impairment loss had been recognized during the years ended December 31, 2017, 2018 and 2019.